General	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

a.      Actelis Networks, Inc. (hereafter — the Company) was established in 1998, under the laws of the state of Delaware. The Company has a wholly-owned subsidiary in Israel, Actelis Networks Israel Ltd. (hereafter — the Subsidiary). The Company is engaged in the design, development, manufacturing, and marketing of cyber hardened, hybrid fiber, copper networking solutions for IoT and Telecommunication companies. The Company’s customers include providers of telecommunication services and enterprises as well as resellers of the Company’s products. On May 12, 2022, the Company accepted a notification of effectiveness from the SEC, and on May 17 completed its IPO. See note 2 below for further details.

b.      In December 2019, a novel coronavirus disease, or COVID-19, was first reported and on March 11, 2020, the World Health Organization characterized COVID-19 as a pandemic. The widespread health crisis is adversely affecting the broader economies, financial markets and overall demand environment for many of the Company’s products.

The Company’s operations and the operations of the Company’s suppliers, channel partners and customers were disrupted to varying degrees by a range of external factors related to the COVID-19 pandemic, some of which are not within the Company’s control.

The duration and extent of any future epidemic or pandemic and its potential effect on the Company depends on future developments that cannot be accurately predicted at this time.

c.      The Company has incurred significant losses, negative working capital and negative cash flows from operations and incurred losses of $4,355 and $10,982 for the nine months ended September 30, 2023, and the year ended December 31, 2022, respectively. During the nine months ended September 30, 2023, and the year ended December 31, 2022, the Company had negative cash flows from operations of $5,194 and $7,768, respectively. As of September 30, 2023, the Company’s accumulated deficit was $37,757. The Company has funded its operations to date through equity and debt financing and has cash on hand (including short term deposits and restricted bank deposits) of $1,386 and long-term deposits, restricted bank deposits and restricted cash of $4,457 as of September 30, 2023. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations, as well as adjustments to its cost structure that were done year to date. However, these cash flow projections are subject to various uncertainties concerning their fulfilment such as the ability to increase revenues by attracting and expanding its customer base or reducing cost structure. If the Company is not successful in generating sufficient cash flow or completing additional financing including debt refinancing which shall release restricted cash, then it will need to execute additional cost reduction actions that were planned. The Company’s transition to profitable operations is dependent on generating a level of revenue adequate to support its cost structure. The Company expects to fund operations using cash on hand, through operational cash flows and raising additional proceeds. There are no assurances, however, that the Company will be able to generate the revenue necessary to support its cost structure or that it will be successful in obtaining the level of financing necessary for its operations. Management has evaluated the significance of these conditions and has determined that the Company does not have sufficient resources to meet its operating obligations for at least one year from the issuance date of these condensed consolidated financial statements. These factors and the risk inherent in the Company’s operations raise a substantial doubt as to the Company’s ability to continue as a going concern. These condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 — GENERAL:

a.      Actelis Networks, Inc. (hereafter —the Company) was established in 1998, under the laws of the state of Delaware. The Company has a wholly-owned subsidiary in Israel, Actelis Networks Israel Ltd. (hereafter — the Subsidiary). The Company is engaged in the design, development, manufacturing, and marketing of cyber hardened, hybrid fiber, copper networking solutions for IoT and Telecommunication companies. The Company’s customers include providers of telecommunication services and enterprises as well as resellers of the Company’s products. On May 12, 2022, the Company accepted a notification of effectiveness from the SEC, and on May 17 completed its IPO. See note 2 below for further details.

b.      In December 2019, a novel coronavirus disease, or COVID-19, was first reported and on March 11, 2020, the World Health Organization characterized COVID-19 as a pandemic. The widespread health crisis is adversely affecting the broader economies, financial markets and overall demand environment for many of the Company’s products.

The Company’s operations and the operations of the Company’s suppliers, channel partners and customers were disrupted to varying degrees by a range of external factors related to the COVID-19 pandemic, some of which are not within the Company’s control. Many governments imposed, and may yet impose, a wide range of restrictions on the physical movement of people in order to limit the spread of COVID-19. The COVID-19 pandemic has had, and likely will continue to have, an impact on the attendance and productivity of the Company’s employees, and those of our suppliers, channel partners or customers, resulting in negative impacts to the Company’s results of operations and overall financial performance. We suffered delays in realization of certain new orders from customers, delay in testing of some new technologies in customer premises and difficulty conducting business development activities in an effective way (face-to-face). In addition, we had to increase credit lines by $2.0 million in 2021 to support the loss of revenue and profit. Additionally, COVID-19 has resulted, and likely will continue to result, in delays in non-residential construction, non-crisis-related IT purchases, electronic components including chip manufacturing and project completion schedules in general, all of which can negatively impact results in both current and future periods.

The duration and extent of the impact from the COVID-19 pandemic or any future epidemic or pandemic depends on future developments that cannot be accurately predicted at this time, such as the severity and transmission rate of the virus, the extent and effectiveness of containment actions, the effects of measures enacted by policy makers and central banks around the globe, and the impact of these and other factors on the Company’s employees, customers, channel partners and suppliers. If we are not able to respond to and manage the impact of such events effectively, our business will be affected.

c.      The Company has incurred significant losses and negative cash flows from operations and incurred losses of $10,982 and $5,251 for the years ended December 31, 2022 and 2021, respectively. During the years ended December 31, 2022 and 2021, the Company had negative cash flows from operations of $7,768 and $2,726, respectively. As of December 31, 2022, the Company’s accumulated deficit was $33,402. The Company has funded its operations to date through equity financing and has cash on hand (including short term deposits and restricted cash) of $6,016 and long-term deposits and restricted cash of $2,375 as of December 31, 2022. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. However, these cash flow projections are subject to various uncertainties concerning their fulfilment such as the ability to increase revenues by attracting and expanding its customer base or reducing cost structure. If the Company is not successful in generating sufficient cash flow or completing additional financing, including debt refinancing which shall release restricted cash, then it will need to execute a cost reduction plan that has been prepared. The Company’s transition to profitable operations is dependent on generating a level of revenue adequate to support its cost structure. The Company expects to fund operations using cash on hand, through operational cash flows and raising additional proceeds. There are no assurances, however, that the Company will be able to generate the revenue necessary to support its cost structure or that it will be successful in obtaining the level of financing necessary for its operations. Management has evaluated the significance of these conditions and has determined that the Company does not have sufficient resources to meet its operating obligations for at least one year from the issuance date of these consolidated financial statements. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.